VESSELS UNDER CAPITAL LEASE, NET	6 Months Ended
Jun. 30, 2016
Leases [Abstract]
VESSELS UNDER CAPITAL LEASE, NET
11. VESSELS UNDER CAPITAL LEASE, NET

In May 2016, the Company agreed with Ship Finance to terminate the long term charter for the 1998-built VLCC Front Vanguard. The charter was terminated in July 2016. The Company has agreed a compensation payment to Ship Finance of $0.4 million for the termination of the charter and recorded an impairment loss of $7.3 million in the six months ended June 30, 2016.